Revenue and Other Income (Details) - Schedule of Revenue and Other Income - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Revenue from Operating Activities
Revenue from contracts with customers	$ 1,804,705	$ 765,193	$ 145,776
Total Revenue from Operating Activities	1,804,705	765,193	145,776
Other Income
Australian R&D tax incentive refund	392,877	257,500	356,209
MTEC R&D grant	2,158,936	369,045
HJF R&D grant		306,595	74,821
EMDG grant	28,000
COVID-19 government assistance			161,600
Other income	11,685	24,585	24,480
Total Other Income	2,591,498	957,725	617,110
Other Gains/(Losses) – Net
Fair value gains/(losses) to financial assets	(523,666)
Net foreign exchange gains/(losses)	363,724	247,558	(582,528)
Movement in inventory provision	$ 430,932		$ (759,765)